RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 26	RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized gain (loss) on marketable securities, net	Foreign currency translation adjustments	Pension and other post- retirement benefit adjustments	Changes in fair value of cash flow hedge instruments	Total

December 31, 2012	$542	$177	$(276)	$47	$490

Change in other comprehensive income (loss) before reclassifications	(436)	(32)	149	(167)	(486)
Reclassifications from accumulated other comprehensive income (loss)	(141)	—	3	(48)	(186)

Net current-period other comprehensive income (loss)	(577)	(32)	152	(215)	(672)

December 31, 2013	$(35)	$145	$(124)	$(168)	$(182)

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statement of Income (Loss)
	Years Ended December 31, 2013
Marketable securities adjustments:
Sale of marketable securities	$(280)	Other income, net
Impairment of marketable securities	105	Other income, net

Total before tax	(175)
Tax expense (benefit)	34

Net of tax	$(141)

Pension and other benefit liability adjustments:
Amortization, net	$5	(1)

Total before tax	5
Tax expense (benefit)	(2)

Net of tax	$3

Hedge instruments adjustments:
Operating cash flow hedges	$(106)	Costs applicable to sales
Capital cash flow hedges	1	Amortization
Capital cash flow hedges	18	Write-downs
Forward starting swap hedges	19	Interest expense, net

Total before tax	(68)
Tax expense (benefit)	20

Net of tax	$(48)

Total reclassifications for the period, net of tax	$(186)

(1)	This accumulated other comprehensive income (loss) component is included in General and administrative and costs that benefit the inventory/production process, as appropriate. Refer to Note 3 for information on costs that benefit the inventory/production process.